CXApp Acquisition (Details) - Schedule of Acquisition-Related Costs for the Acquisition $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Acquisition-Related Costs for the Acquisition [Abstract]
Accounting fees	$ 115
Legal fees	389
Total acquisition costs	$ 504